UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0025
Class A Common Stock [Member]
Common stock, par value	$ 0.0025	$ 0.0025
Common stock, shares authorized	94,000,000	94,000,000
Common stock, shares issued	12,325,000	10,825,000
Common stock, shares outstanding	12,325,000	10,825,000
Class B Common Stock [Member]
Common stock, par value	$ 0.0025	$ 0.0025
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0